Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
B. RILEY DIVERSIFIED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text block]	cik0001396092_SupplementTextBlock

B. RILEY DIVERSIFIED EQUITY FUND

a series of

WORLD FUNDS TRUST

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Supplement dated December 29, 2014

To the Fund’s Prospectus dated August 1, 2014, as previously supplemented

*****

Effective December 29, 2014, the section in the Prospectus entitled “Principal Investment Strategies” beginning on page 2 is hereby replaced in its entirety with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of U.S. companies selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated in its coverage universe. These equity securities will generally consists of common stocks. The list of these “Buy” rated securities is referred to as the B. Riley Diversified Equity Composite (the “Composite”). The Research Group is a division of B. Riley & Co., LLC. The Fund’s investment adviser (the “Adviser”) is B. Riley Asset Management, LLC, an affiliate of B. Riley & Co., LLC. The Composite may be comprised of companies of any capitalization, and therefore the Fund may invest without regard to market capitalization. Notwithstanding, the issuers represented in the Composite, as of the date of this Supplement had a market capitalization that ranged from $5.8 million to $179 billion.

Decisions on the addition or elimination of certain securities or sectors from the Fund’s portfolio will be made after any changes made to the Composite are made publicly available. The Fund will typically hold a representation of all stocks contained within the Composite; however, the Fund will generally seek to invest approximately 50% of its assets in a approximately 25-35 securities represented in the Composite that represent the Adviser’s top picks from the Composite. The Adviser’s determination as to which securities to include in this portion of the portfolio will generally be based on recommendations from the Research Group of B. Riley & Co., LLC. . The remaining portion of the Fund’s portfolio will be comprised of the remaining securities from the Composite. The Adviser will rebalance the Fund’s portfolio holdings when there is a relevant rating change made by the Research Group, when the top picks of the Research Group change, or when the Adviser based on subjective factors deems it appropriate. The rebalancing will typically take place on the first trading day following a relevant change or other determination to rebalance. Relevant changes include an upgrade by the Research Group to “Buy” from “Neutral” or “Sell”; a downgrade from “Buy” to “Neutral” or “Sell”; or an initiation of a “Buy” rating.

While the Adviser attempts to closely track the performance of the Composite, there will be variations as compared to the Composite due to the Adviser’s discretion to over or under-weight securities, to make other independent determinations about portfolio holdings as well as the fact that the Fund will incur expenses that are not incurred by the securities comprising the Composite. At times, the Composite may be comprised of companies that reflect a focus in a particular sector or sectors. As the group of companies that are analyzed by the Research Group changes over time, which changes may be attributable to factors such as the markets, economies or even the personnel composition of the Research Group, the sectors in which the Research Group incidentally focuses may also change – in turn, the focus, as reflected in the Fund’s portfolio holdings, on any particular sector also may change.

The Fund may also invest in the securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in ETFs if there is capital available due to position or liquidity limits. The Fund may also invest in foreign securities.

It is anticipated that the Fund will normally hold approximately 80 – 130 positions.

Additionally, effective December 26, 2014, the section in the Prospectus entitled “Additional Information about Fund Investments” beginning on page 6 is hereby replaced in its entirety with the following:

The Fund's investment objective is capital appreciation. The Fund’s investment objective and 80% investment policy may be changed without shareholder approval upon 60 days’ prior notice to shareholders.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of U.S. companies selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated in its coverage universe. These equity securities will generally consist of common stocks. The list of these “Buy” rated securities is referred to as the B. Riley Diversified Equity Composite (the “Composite”). The Research Group is a division of B. Riley & Co., LLC. The Composite may be comprised of any capitalization, and therefore the Fund may invest without regard to market capitalization. Notwithstanding, the issuers represented in this Composite, as of the date of this Supplement, had a market capitalization that ranged from $5.8 million to $179 billion.

Decisions on the addition or elimination of certain securities or sectors from the Fund’s portfolio will be made after any changes made to the Composite are made publicly available. The Fund will typically hold a representation of all stocks contained within the Composite; however, the Fund will generally seek to invest approximately 50% of its assets in approximately 25-35 securities represented in the Composite that represent the Adviser’s top picks from the Composite. The Adviser’s determination as to which securities to include in this portion of the portfolio will generally be based on recommendations from the Research Group. The remaining portion of the Fund’s portfolio will be comprised of the remaining securities from the Composite. The Adviser will rebalance the Fund’s portfolio holdings when there is a relevant rating change made by the Research Group, when the top picks of the Research Group change, or when the Adviser based on subjective factors deems it appropriate. The rebalancing will typically take place on the first trading day following a relevant change or other determination to rebalance. Relevant changes include an upgrade by the Research Group to “Buy” from “Neutral” or “Sell”; a downgrade from “Buy” to “Neutral” or “Sell”; or an initiation of a “Buy” rating.

While the Adviser attempts to closely track the performance of the Composite, there will be variations as compared to the Composite due to the Adviser’s discretion to over or under-weight securities, to make other independent determinations about portfolio holdings as well as the fact that the Fund will incur expenses that are not incurred by the securities comprising the Composite. At times, the “Buy” list may be comprised of companies that reflect a focus in a particular sector or sectors. As the group of companies that are analyzed by the Research Group changes over time, which changes may be attributable to factors such as the markets, economies or even the personnel composition of the Research Group, the sectors in which the Research Group incidentally focuses may also change – in turn, the focus, as reflected in the Fund’s portfolio holdings, on any particular sector also may change.

B. Riley & Co., LLC employs analysts in its Research Group which, as of November 30, 2014, publishes research on approximately 200 companies with 131 of those companies carrying a “Buy” rating. The Fund may not hold all of the securities in the Composite.

The B. Riley & Co., LLC Research Group has developed a time-tested selection process for the companies in which research is published. Founded in 1997, B. Riley & Co., LLC began successfully targeting small-capitalization California-based companies, and has been recognized as providing proprietary, unbiased and often contrarian equity research coverage of companies that are under-followed or misunderstood by Wall Street. At the time it was founded, the firm had little focus on sector and concentrated on undervalued companies and employing well respected analysts. While the focus remains on the talent of the analysts and the underlying businesses they follow, the coverage universe has evolved to include companies across the country and across the small, mid, and large capitalization sectors. The Research Group has broken the coverage universe into the following sectors which may change from time to time:

•         Internet

•         Semiconductor

•         Entertainment & Media

•         Telecom

•         Software & Business Services

•         Consumer – Hardlines

•         Consumer – Products

•         Aerospace & Defense

•         Consumer – Retail, Apparel, & Footwear

•         Auto, Trucking, Powersports, and Marine

•         Healthcare IT

•         Basic Materials

•         Property Management

The Research Group selects the companies on which they publish research based on their value and/or growth prospects where appropriate within each analyst’s designated universe. Analysts select the companies on an opportunistic basis within their sectors after performing extensive due diligence. Such diligence typically includes reading public filings, meeting with executives at the subject company, having discussions with competitors, suppliers, and customers of the subject company, creating detailed financial models, and attending industry events where appropriate.

The Fund may also invest in the securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in ETFs if there is capital available due to position or liquidity limits. The Fund may also invest in foreign securities.

It is anticipated that the Fund will normally hold approximately 80 – 130 positions.

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